Income taxes	12 Months Ended
Feb. 28, 2022
Income Tax Disclosure [Abstract]
Income tax [Text Block]

22. Income taxes

 As of February 28, 2022, the Company has US non-capital loss carry-forwards of approximately $9,053,765 ($5,872,904 as of February 28, 2021), which can be used to reduce taxable income of future years. The benefit from the non-capital loss carry-forward balance has not been recorded in the financial statements. These losses expire from 2035 to 2042.

As of February 28, 2022, the Company has Canadian non-capital loss carry-forwards of approximately $8,096,327 ($8,391,814 as of February 28, 2021), which can be used to reduce taxable income of future years. The benefit from the non-capital loss carry-forward balance has not been recorded in the financial statements. These losses expire from 2032 to 2042.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A full valuation allowance is established against all net deferred tax assets as of February 28, 2022 and 2021 based on estimates of recoverability. While the Company has optimistic plans for its business strategy, it determined that such a valuation allowance was necessary given the current and expected near term losses and the uncertainty with respect to its ability to generate sufficient profits from its business model.

	February 28, 2022	February 28, 2021

Non-capital loss carry forwards	4,481,137	2,904,627
Other temporary differences	507,758	1,732,555
Valuation allowance	(4,988,895)	(4,637,182)
	-	-

The Company's provision for (recovery of) income taxes differs from the amount that is computed by applying the combined Federal and state statutory income tax rate of 25.35% (2021 - 26.5%) in the United States to the Company's net loss before income taxes as follows:

	February 28, 2022			February 28, 2021
Net loss before income taxes	(4,473,636)			(2,667,423)
Expected income tax recovery	(1,134,067)	25.35%		(706,866)	26.50%

Tax rate changes and other adjustments	1,287,727	(28.78%	)	354,687	(13.30%	)
Shares based compensation and non-deductible expenses	1,508,951	(33.73%	)	62,994	(2.36%	)
Change in tax benefits not recognized	(1,764,228)	39.44%		289,185	(10.84%	)
Income tax (recovery) expense	(101,617)	2.27%		-	(-%	)
Current tax expense	12,022			-
Deferred tax recovery	(113,639)			-
	-			-

As of February 28, 2022, the Company has a deferred tax liability of $1,755,889 (February 28, 2021-$nil).

As of February 28, 2022, the Company has a current tax expense of $12,022 (February 28, 2021 - $nil).